Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Plan Termination
Plan Termination
Although
it
has
not
expressed
any
intent
to
do
so,
the
Bank
has
the
right
under
the
Plan
to
discontinue
its
contributions
at
any
time
and
to
terminate
the
Plan
subject
to
the
provisions
of
ERISA.
In
the
event
of
Plan
termination, participants
will become
100
percent vested
in their
accounts and
such termination
shall not
reduce the
interest of any participating employee or their beneficiaries accrued under the Plan up to the date of such termination.